Consolidated Balance Sheets - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current
Cash	$ 891	$ 1,312
GST receivable	2,119	4,608
Total current assets	3,010	5,920
Mineral Property Interests (note 6)	1	1
Investment (note 7)	1	1
Total Assets	3,012	5,922
Current
Accounts payable and accrued liabilities (note 8)	200,400	163,240
Due to related parties	134,287	422,648
Refundable subscription (note 10)	10,000	10,000
Loan payable (note 11)	103,924	103,924
Convertible debentures (note 12)	504,191	470,215
Total Liabilities	952,802	1,170,027
Stockholders' Deficiency
Capital Stock (note 13)	25,770,450	25,372,201
Equity Portion of Convertible Debentures Reserve (note 12)	33,706	33,706
Reserves	5,115	5,115
Deficit	(26,759,061)	(26,575,127)
Total Stockholders' Deficiency	(949,790)	(1,164,105)
Total Liabilities and Stockholders' Deficiency	$ 3,012	$ 5,922